Filed Pursuant to Rule 497(e)

WILSHIRE MUTUAL FUNDS, INC.

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

August 5, 2020

EXPLANATORY NOTE

On behalf of the Large Company Growth Portfolio, Large Company Value Portfolio, and Wilshire International Equity Fund (the “Funds”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on July 21, 2020; such form of Supplement (Accession Number 0000894189-20-005544) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE